PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 12.2%

First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M ICE LIBOR + 3.250%, Floor 3.250%) 5.125%, 01/20/33 144A @,•	$5,000	$4,014,955
Fortress Credit BSL III Ltd., Series 2015-1A Class B1R (3 M ICE LIBOR + 1.730%, Floor 1.730%) 3.549%, 04/18/31 144A @,•	3,000	2,619,309
Mountain View CLO LLC, Series 2017-2A Class A (3 M ICE LIBOR + 1.210%) 3.053%, 01/16/31 144A @,•	3,500	3,245,417
SLM Student Loan Trust•
(1 M ICE LIBOR + 1.000%) 1.947%, 04/27/43, Series 2012-6 Class B	4,860	4,025,413
(1 M ICE LIBOR + 0.590%, Floor 0.590%) 1.537%, 03/25/55, Series 2014-2 Class A3	5,098	4,809,982
SMB Private Education Loan Trust144A @
(1 M ICE LIBOR + 1.950%) 2.655%, 08/16/32, Series 2015-C Class A3 •	5,000	4,958,213
4.000%, 09/15/42, Series 2014-A Class B	1,930	1,999,791
3.500%, 09/15/43, Series 2015-C Class B	5,000	5,181,143
Steele Creek CLO Ltd., Series 2016-1A Class BR (3 M ICE LIBOR + 1.650%, Floor 1.650%) 2.391%, 06/15/31 144A @,•	3,250	2,709,466
Toyota Auto Receivables Owner Trust, Series 2018-D Class A3 3.180%, 03/15/23	8,235	8,376,233
Venture 37 CLO Ltd., Series 2019-37A Class A1F 3.657%, 07/15/32 144A @	5,000	5,020,260
Verizon Owner Trust, Series 2017-1A Class C 2.650%, 09/20/21 144A @	4,260	4,244,389

TOTAL ASSET BACKED SECURITIES (Cost $53,878,742)		51,204,571

COMMERCIAL MORTGAGE BACKED SECURITIES — 16.1%

Benchmark Mortgage Trust, Series 2019-B9 Class A5 4.016%, 03/15/52	5,000	5,535,495
CFCRE Commercial Mortgage Trust, Series 2011-C1 Class A4 4.961%, 04/15/44 144A @,•	671	681,051
FHLMC Multifamily Structured Pass-Through Certificates
1.592%, 03/25/22, Series K019 Class X1 •	46,264	1,213,268
2.396%, 06/25/22, Series K021 Class A2	4,000	4,087,900
3.062%, 12/25/24, Series K043 Class A2	3,000	3,229,898
2.653%, 08/25/26, Series K058 Class A2	5,000	5,362,644
3.347%, 11/25/26, Series K061 Class A2 •	4,750	5,288,814
2.903%, 06/25/29, Series K094 Class A2	2,000	2,240,468
Fontainebleau Miami Beach Trust, Series 2019-FBLU Class B 3.447%, 12/10/36 144A @	2,500	2,139,639

	Par (000)	Value†
FREMF Mortgage Trust144A @
3.932%, 02/25/25, Series 2018-K731 Class B •	$6,610	$6,461,350
4.319%, 12/25/44, Series 2012-K17 Class B •	4,000	4,010,981
4.024%, 05/25/45, Series 2012-K19 Class C •	4,500	4,443,372
3.656%, 10/25/45, Series 2012-K23 Class C •	5,000	4,882,856
3.638%, 08/25/48, Series 2015-K48 Class B •	5,000	4,812,624
4.418%, 12/25/48, Series 2011-K11 Class B •	3,000	3,000,253
3.925%, 01/25/49, Series 2016-K52 Class B •	5,065	4,921,849
3.652%, 12/25/51, Series 2019-K102 Class B •	5,000	4,455,813
Government National Mortgage Association, Series 2011-77 Class D 4.177%, 10/16/45 •	682	707,522

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $67,135,696)		67,475,797

CORPORATE BONDS — 43.2%

Aerospace & Defense — 1.5%
General Dynamics Corp. 3.500%, 05/15/25	3,000	3,196,337
Lockheed Martin Corp. 3.100%, 01/15/23	3,000	3,042,785

		6,239,122

Agriculture — 0.7%
Cargill, Inc. 3.250%, 03/01/23 144A @	3,000	3,118,888

Airlines — 6.3%
Air Canada Pass Through Trust, Series 2013-1 Class B 5.375%, 11/15/22 144A @	3,116	3,158,995
American Airlines Pass Through Trust, Series 2013-2 Class B 5.600%, 01/15/22 144A @	1,785	1,771,359
Continental Airlines Pass Through Trust
6.250%, 10/11/21, Series 2012-1 Class B	691	690,496
5.500%, 04/29/22, Series 2012-2 Class B	1,365	1,344,267
Delta Air Lines Pass Through Trust
6.821%, 02/10/24, Series 2007-1 Class A	2,890	3,043,823
8.021%, 02/10/24, Series 2007-1 Class B	3,066	3,140,903
4.250%, 01/30/25, Series 2015-1 Class B	2,113	1,937,921
Delta Air Lines, Inc. 3.800%, 04/19/23	2,000	1,879,444
JetBlue Pass Through Trust, Series 2019-1 Class A 2.950%, 11/15/29	3,000	2,507,558
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 01/02/24	3,112	2,847,756

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Airlines — (continued)
United Airlines Pass Through Trust
4.750%, 10/11/23, Series 2014-1 Class B	$1,716	$1,652,714
3.100%, 01/07/30, Series 2016-1 Class AA	2,604	2,416,077

		26,391,313

Auto Manufacturers — 1.0%
BMW US Capital LLC 3.450%, 04/12/23 144A @	4,000	3,973,683

Banks — 3.9%
JPMorgan Chase & Co. (3 M ICE LIBOR + 0.500%) 2.263%, 02/01/27 •	2,950	2,448,500
KeyCorp. Capital I (3 M ICE LIBOR + 0.740%) 2.173%, 07/01/28 •	2,640	2,164,800
NTC Capital I (3 M ICE LIBOR + 0.520%) 2.351%, 01/15/27 •	5,595	4,755,750
PNC Capital Trust C (3 M ICE LIBOR + 0.570%) 2.150%, 06/01/28 •	2,235	1,792,519
State Street Corp. (3 M ICE LIBOR + 0.560%) 2.252%, 05/15/28 •	1,665	1,365,300
USB Capital IX (3 M ICE LIBOR + 1.020%) 3.500% µ,•	2,000	1,490,000
Wachovia Capital Trust III (3 M ICE LIBOR + 0.930%) 5.570% µ,•	2,510	2,434,700

		16,451,569

Biotechnology — 1.2%
Amgen, Inc.
2.700%, 05/01/22	3,000	3,072,516
2.650%, 05/11/22	2,000	2,023,641

		5,096,157

Building Materials — 1.6%
Martin Marietta Materials, Inc. 4.250%, 07/02/24	3,000	3,108,376
Vulcan Materials Co. 4.500%, 04/01/25	3,565	3,745,945

		6,854,321

Commercial Services — 1.1%
Drawbridge Special Opportunities Fund LP 5.000%, 08/01/21 144A @	2,000	1,921,149
IHS Markit Ltd. 5.000%, 11/01/22 144A @	2,500	2,626,698

		4,547,847

Computers — 0.7%
Dell International LLC 5.450%, 06/15/23 144A @	3,000	3,082,953

	Par (000)	Value†
Cosmetics & Personal Care — 0.8%
Procter & Gamble Co. 2.450%, 03/25/25	$3,000	$3,152,207

Diversified Financial Services — 1.2%
Air Lease Corp. 3.750%, 02/01/22	2,000	1,830,612
GE Capital International Funding Co. 4.418%, 11/15/35	3,000	3,201,242

		5,031,854

Electric — 2.8%
ComEd Financing III 6.350%, 03/15/33	3,355	3,881,735
Edison International 3.550%, 11/15/24	2,000	1,986,295
FirstEnergy Corp. 3.900%, 07/15/27	4,000	4,063,313
Vistra Operations Co., LLC 5.000%, 07/31/27 144A @	2,000	2,030,000

		11,961,343

Food — 2.6%
JM Smucker Co. 3.375%, 12/15/27	2,000	2,006,450
Kellogg Co. 2.650%, 12/01/23	2,501	2,518,442
Land O’ Lakes, Inc. 6.000%, 11/15/22 144A @	3,500	3,631,250
Smithfield Foods, Inc. 3.350%, 02/01/22 144A @	3,000	2,918,298

		11,074,440

Forest Products & Paper — 0.6%
Georgia-Pacific LLC 3.163%, 11/15/21 144A @	2,500	2,534,229

Gas — 0.6%
The Brooklyn Union Gas Co. 3.407%, 03/10/26 144A @	2,500	2,568,275

Healthcare Products — 1.1%
Boston Scientific Corp. 3.750%, 03/01/26	3,000	3,146,118
Zimmer Biomet Holdings, Inc. (3 M ICE LIBOR + 0.750%) 1.802%, 03/19/21 •	1,500	1,481,919

		4,628,037

Healthcare Services — 0.6%
Centene Corp. 4.250%, 12/15/27 144A @	2,500	2,450,000

Home Builders — 0.2%
Lennar Corp. 2.950%, 11/29/20	1,000	975,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Household Products & Wares — 0.5%
Kimberly-Clark Corp. 3.100%, 03/26/30	$2,000	$2,163,639

Internet — 0.3%
Alibaba Group Holding Ltd. 3.400%, 12/06/27	1,000	1,048,234

Media — 2.0%
Charter Communications Operating LLC 4.464%, 07/23/22	3,000	3,111,744
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,131,497
Comcast Corp. 3.950%, 10/15/25	4,000	4,349,358

		8,592,599

Mining — 0.2%
Newmont Corp. 3.625%, 06/09/21	1,000	1,003,500

Oil & Gas — 0.8%
BG Energy Capital PLC 4.000%, 10/15/21 144A @	1,000	1,003,985
BP Capital Markets PLC 2.500%, 11/06/22	2,500	2,476,083

		3,480,068

Pharmaceuticals — 3.3%
AbbVie, Inc. 2.300%, 05/14/21	3,000	3,009,577
Becton Dickinson and Co. 3.700%, 06/06/27	1,956	1,974,461
CVS Health Corp. 4.100%, 03/25/25	2,000	2,115,665
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,248,970
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	2,182,223
Zoetis, Inc. 4.500%, 11/13/25	3,000	3,120,474

		13,651,370

Pipelines — 2.0%
Energy Transfer Operating LP (UST Yield Curve CMT 5 Yr + 5.306%) 7.125% µ,•	2,000	1,203,660
Energy Transfer Partners LP 5.875%, 03/01/22	2,000	1,878,744
MPLX LP (3 M ICE LIBOR + 1.100%) 2.099%, 09/09/22 •	3,000	2,791,135
Transcanada Trust (3 M ICE LIBOR + 4.640%) 5.875%, 08/15/76 •	3,000	2,347,500

		8,221,039

	Par (000)	Value†
Real Estate Investment Trusts — 2.0%
American Tower Corp. 4.700%, 03/15/22	$2,500	$2,539,061
Kimco Realty Corp. 2.800%, 10/01/26	3,000	2,900,754
SBA Tower Trust 3.156%, 10/10/45 144A @	3,000	2,995,586

		8,435,401

Retail — 0.1%
Bed Bath & Beyond, Inc. 5.165%, 08/01/44	1,000	401,470

Software — 0.7%
VMware, Inc. 2.950%, 08/21/22	3,000	2,984,368

Telecommunications — 1.2%
Crown Castle Towers LLC 3.663%, 05/15/45 144A @	4,000	4,000,054
Sprint Spectrum Co., LLC 3.360%, 03/20/23 144A @	1,125	1,119,375

		5,119,429

Transportation — 1.6%
BNSF Railway Co. Pass Through Trust, Series 2015-1 3.442%, 06/16/28 144A @	2,492	2,642,750
Federal Express Corp. Pass Through Trust, Series 1999 7.650%, 07/15/24	408	438,785
Union Pacific Corp. 3.375%, 02/01/35	3,336	3,428,870

		6,510,405

TOTAL CORPORATE BONDS (Cost $184,423,905)		181,742,760

MUNICIPAL BONDS — 4.4%

Los Angeles Department of Water & Power, Power System Revenue, Build America Bonds, Series A 6.166%, 07/01/40	5,000	5,042,100
Northeast Ohio Regional Sewer District, Build America Bonds 6.038%, 11/15/40	3,755	3,850,189
State of Texas, Public Finance Authority 3.952%, 10/01/37	3,725	4,076,119
West Virginia University, Series A 4.000%, 10/01/47	5,000	5,551,850

TOTAL MUNICIPAL BONDS (Cost $18,045,452)		18,520,258

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — 17.9%

Collateralized Mortgage Obligations — 4.4%
Agate Bay Mortgage Trust, Series 2016-3 Class A5 3.500%, 08/25/46 144A @,•	$3,510	$3,524,387
Chase Home Lending Mortgage Trust, Series 2019-1 Class A4 3.500%, 03/25/50 144A @,•	4,496	4,507,439
Sequoia Mortgage Trust, Series 2020-3 Class A1 3.000%, 04/25/50 144A @,•	10,000	10,357,422

		18,389,248

Fannie Mae Pool — 7.2%
2.500%, 01/01/43	2,012	2,094,015
2.500%, 02/01/43	5,746	5,981,094
3.500%, 11/01/44	3,926	4,148,286
3.500%, 09/01/47	7,222	7,651,495
3.000%, 01/01/50	9,888	10,362,791

		30,237,681

Freddie Mac Pool — 1.1%
2.500%, 01/01/50	4,654	4,822,010

Freddie Mac REMICS — 5.2%
3.500%, 09/15/43, Series 4640 Class LG	5,899	6,393,252
4.000%, 07/15/44, Series 4800 Class ED	4,568	4,727,264
3.500%, 01/15/45, Series 4743 Class PA	7,040	7,379,947
5.000%, 11/15/45, Series 4800 Class KB	3,022	3,178,257

		21,678,720

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $72,753,487)		75,127,659

U.S TREASURY OBLIGATION — 5.9%

U.S. Treasury Bond
2.750%, 08/15/42	1,800	2,324,109
2.875%, 05/15/43	4,850	6,401,053
3.625%, 08/15/43	1,650	2,435,941
U.S. Treasury Inflation Indexed Bonds 1.000%, 02/15/46	1,905	2,315,483
U.S. Treasury Notes
2.000%, 07/31/22 (a)	600	624,727
1.500%, 11/30/24	500	526,504
1.125%, 02/28/25	10,000	10,366,797

TOTAL U.S TREASURY OBLIGATION (Cost $22,116,909)		24,994,614

	Number of Shares
SHORT-TERM INVESTMENTS — 1.9%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $8,048,777)	8,048,777	8,048,777

TOTAL INVESTMENTS — 101.6% (Cost $426,402,968)	427,114,436
Other Assets & Liabilities — (1.6)%	(6,550,454)

TOTAL NET ASSETS — 100.0%	$420,563,982

µ	Perpetual security with no stated maturity date.
†	See Security Valuation Note in the most recent semi-annual or annual report.
144A @

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $139,739,506, which represents 33.2% of the Fund’s net assets.

•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(a)	All or portion of securities segregated as collateral for futures contracts.

CLO — Collateralized Loan Obligation.

CMT — Constant Maturity Treasury.

ICE — Intercontinental Exchange.

LIBOR — London Interbank Offered Rate.

LLC — Limited Liability Company.

LP — Limited Partnership.

M — Month

PLC — Public Limited Company.

REMICS — Real Estate Mortgage Investment Conduits.

UST — US Treasury.

Yr — Year

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

QUALITY BOND FUND

Country Weightings as of 03/31/2020 ††

United States	92%
Cayman Islands	4
Bangladesh	1
Canada	1
Ireland	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2020.

Futures Contracts:

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Sell	US Treasury 2 year Note	06/30/2020	(370)	2,000	$110	$(81,541,640)	$71,611	$—
Buy/Long	US Treasury 5 year Note	06/30/2020	690	1,000	125	86,497,969	2,828,827	—
Buy/Long	US Treasury 10 year Note	06/19/2020	197	1,000	139	27,321,438	—	(326,502)
Buy/Sell	US Treasury Long Bond	06/19/2020	(3)	1,000	179	(537,188)	—	(39,990)
Buy/Long	US Treasury Ultra Bond	06/19/2020	133	1,000	222	29,509,375	2,739,739	—

							$5,640,177	$(366,492)